Investor A C and Institutional [Member] Investment Objectives and Goals - Investor A, C and Institutional - BlackRock Global Equity Market Neutral Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Global Equity Market Neutral Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Global Equity Market Neutral Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek total return over the long term.